Note 3. Inventory (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31,
(in $000's)	2013	2012	2011
Raw materials	$3,009	$2,662	$2,815
Intransit finished goods	$2,291	$950	$1,379
Finished goods	$6,540	$7,205	$4,915
Total	$11,840	$10,817	$9,109